UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21770

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

SunAmerica Focused Alpha Growth Fund, Inc.
PORTFOLIO OF INVESTMENTS — September 30, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 95.6%
Apparel Manufacturers — 1.5%
Under Armour, Inc., Class A†	117,400	$5,287,696

Cable/Satellite TV — 5.8%
DIRECTV, Class A†	475,329	19,787,946

Casino Hotels — 5.7%
Wynn Resorts, Ltd.	223,493	19,392,488

Commercial Services-Finance — 3.3%
Morningstar, Inc.†	97,600	4,349,056
Verisk Analytics, Inc., Class A†	250,000	7,002,500

		11,351,556

Computers — 5.9%
Apple, Inc.†	71,657	20,332,674

Decision Support Software — 1.5%
MSCI, Inc., Class A†	150,000	4,981,500

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	80,000	4,937,600

Distribution/Wholesale — 1.9%
Fastenal Co.	125,000	6,648,750

Diversified Minerals — 5.6%
BHP Billiton PLC ADR	298,072	19,052,762

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	141,519	22,226,974

E-Commerce/Services — 6.6%
priceline.com, Inc.†	64,986	22,637,223

Electric-Transmission — 3.6%
ITC Holdings Corp.	200,000	12,450,000

Engines-Internal Combustion — 4.9%
Cummins, Inc.	183,598	16,630,307

Finance-Investment Banker/Broker — 1.3%
Jefferies Group, Inc.	200,000	4,538,000

Hotel/Motels — 1.6%
Hyatt Hotels Corp., Class A†	150,000	5,608,500

Insurance-Property/Casualty — 1.6%
Arch Capital Group, Ltd.†	65,000	5,447,000

Internet Content-Information/News — 5.4%
Baidu, Inc. ADR†	180,828	18,556,570

Investment Management/Advisor Services — 0.8%
Eaton Vance Corp.	100,000	2,904,000

Medical Instruments — 3.9%
Edwards Lifesciences Corp.†	200,000	13,410,000

Medical-Hospitals — 1.8%
Community Health Systems, Inc.†	200,000	6,194,000

Multimedia — 1.2%
FactSet Research Systems, Inc.	50,000	4,056,500

Oil Companies-Exploration & Production — 8.1%
Anadarko Petroleum Corp.	338,902	19,334,359
Concho Resources, Inc.†	125,000	8,271,250
		27,605,609
Oil-Field Services — 1.2%
CARBO Ceramics, Inc.	50,000	4,050,000

Retail-Restaurants — 4.8%
McDonald’s Corp.	222,334	16,566,106

Retail-Sporting Goods — 3.3%
Dick’s Sporting Goods, Inc.†	400,000	11,216,000

Schools — 1.7%
DeVry, Inc.	120,000	5,905,200

Soap & Cleaning Preparation — 2.5%
Church & Dwight Co., Inc.	130,000	8,442,200

Transport-Services — 2.2%
Expeditors International of Washington, Inc.	160,000	7,396,800

Total Long-Term Investment Securities (cost $245,461,798)		327,613,961

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Time Deposits — 4.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/10 (cost $15,499,000)	$15,499,000	15,499,000

TOTAL INVESTMENTS (cost $260,960,798) (1)	100.1%	343,112,961
Liabilities in excess of other assets	(0.1)	(171,985)

NET ASSETS	100.0%	$342,940,976

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.
ADR — American Depository Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$19,787,946	$—	$—	$19,787,946
Casino Hotels	19,392,488	—	—	19,392,488
Computers	20,332,674	—	—	20,332,674
Diversified Minerals	19,052,762	—	—	19,052,762
E-Commerce/Products	22,226,974	—	—	22,226,974
E-Commerce/Services	22,637,223	—	—	22,637,223
Internet Content-Information/News	18,556,570	—	—	18,556,570
Oil Companies-Exploration & Production	27,605,609	—	—	27,605,609
Other Industries*	158,021,715	—	—	158,021,715
Short-Term Investment Securities:
Time Deposit	—	15,499,000	—	15,499,000

Total	$327,613,961	$15,499,000	$—	$343,112,961

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2010 — (unaudited)
Note 1. Security Valuation Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the SunAmerica Focused Alpha Growth, Inc. (the “Fund”) uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of the inputs used to value the Fund’s net assets as of September 30, 2010 are reported on a schedule following the Portfolio of Investments.
Note 2. Federal Income Taxes As of September 30, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities, were as follows:

Cost (tax basis)	$260,960,798

Appreciation	$83,716,171
Depreciation	(1,564,008)

Net unrealized appreciation (depreciation)	$82,152,163

ADDITIONAL INFORMATION
Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.
a)       An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.
b)      There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99. CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Focused Alpha Growth Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 24, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 24, 2010